Matthews Asia Growth Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 100.4%

	Shares	Value

CHINA/HONG KONG: 39.5%
Wuxi Biologics Cayman, Inc.[b,c,d]	8,421,500	$136,599,222

BeiGene, Ltd. ADR[c]	224,200	81,384,600

Innovent Biologics, Inc.[b,c,d]	6,984,500	67,262,494

Bilibili, Inc. ADR[c]	904,800	59,870,616

XPeng, Inc. ADR[c]	1,442,975	51,283,331

Silergy Corp.	345,000	50,181,482

Shenzhen Inovance Technology Co., Ltd. A Shares	4,225,612	41,158,929

InnoCare Pharma, Ltd.[b,c,d]	13,816,000	37,003,260

Shenzhou International Group Holdings, Ltd.	1,490,400	31,631,462

Meituan B Shares[b,c,d]	915,100	29,211,319

RemeGen Co., Ltd. H Shares[b,c,d]	2,290,000	28,806,922

WuXi AppTec Co., Ltd. A Shares	1,192,836	28,186,960

Burning Rock Biotech, Ltd. ADR[c]	1,528,948	27,337,590

Hangzhou Tigermed Consulting Co., Ltd. H Shares[b,d]	1,284,600	27,164,096

Alibaba Group Holding, Ltd.[c]	1,173,600	21,727,961

Jacobio Pharmaceuticals Group Co., Ltd.[b,c,d]	8,477,400	20,224,756

Shimao Services Holdings, Ltd.[b,d]	9,452,000	19,542,255

AK Medical Holdings, Ltd.[b,d]	11,702,000	16,190,689

Medlive Technology Co., Ltd.[b,c,d]	3,338,500	16,146,458

Peijia Medical, Ltd.[b,c,d]	5,343,000	13,965,892

JD Health International, Inc.[b,c,d]	1,437,400	13,852,321

Adagene, Inc. ADR[c]	753,700	10,928,650

Kindstar Globalgene Technology, Inc.[b,c,d]	7,212,500	5,521,957

Zhaoke Ophthalmology, Ltd.[b,c,d]	5,683,633	5,447,280

Total China/Hong Kong		840,630,502

JAPAN: 31.8%
Sony Group Corp.	770,900	85,584,356

Nintendo Co., Ltd.	109,500	52,328,173

Terumo Corp.	921,900	43,530,622

Daiichi Sankyo Co., Ltd.	1,302,500	34,621,973

Sansan, Inc.[c]	348,400	33,595,084

Keyence Corp.	55,500	33,126,347

Shin-Etsu Chemical Co., Ltd.	193,200	32,606,160

Nidec Corp.	289,200	31,881,410

M3, Inc.	400,400	28,535,835

Advantest Corp.	315,300	28,096,233

Sysmex Corp.	214,800	26,679,999

OBIC Business Consultants Co., Ltd.	518,100	26,375,429

Appier Group, Inc.[c]	1,805,100	23,109,858

Toyota Motor Corp.	1,229,000	21,897,568

SoftBank Group Corp.	376,100	21,733,046

HEALIOS KKc	1,243,200	21,663,032

GMO Payment Gateway, Inc.	160,100	20,214,470

Eisai Co., Ltd.	261,800	19,610,779

Japan Elevator Service Holdings Co., Ltd.	805,200	18,516,447

PeptiDream, Inc.[c]	555,300	18,127,352

Freee KKc	218,700	15,913,878

Nitori Holdings Co., Ltd.	66,900	13,184,112

Hikari Tsushin, Inc.	60,900	10,293,255

Sosei Group Corp.[c]	550,900	9,351,269

Simplex Holdings, Inc.[c]	440,700	7,982,849

Total Japan		678,559,536

	Shares	Value

INDIA: 15.0%
Bajaj Finance, Ltd.	655,186	$67,417,596

HDFC Bank, Ltd.	2,837,251	60,655,485

Reliance Industries, Ltd.	1,361,517	46,080,286

Avenue Supermarts, Ltd.[b,c,d]	789,988	45,094,696

Dabur India, Ltd.	3,753,077	31,142,366

Maruti Suzuki India, Ltd.	288,627	28,468,384

Crompton Greaves Consumer Electricals, Ltd.	2,903,361	18,706,700

Dr. Lal PathLabs, Ltd.[b,d]	272,658	13,460,309

Zomato, Ltd.[c]	4,417,678	8,129,801

Total India		319,155,623

UNITED STATES: 3.7%
Legend Biotech Corp. ADR[c]	771,938	39,029,185

Schrodinger, Inc.[c]	392,000	21,434,560

Terns Pharmaceuticals, Inc.[c]	875,068	9,118,209

Turning Point Therapeutics, Inc.[c]	135,900	9,027,837

Total United States		78,609,791

AUSTRALIA: 2.7%
CSL, Ltd.	278,623	58,213,059

Total Australia		58,213,059

SINGAPORE: 2.6%
Sea, Ltd. ADR[c]	173,100	55,172,163

Total Singapore		55,172,163

TAIWAN: 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	389,800	43,521,170

Total Taiwan		43,521,170

INDONESIA: 1.9%
PT Bank Rakyat Indonesia Persero	127,302,300	33,932,018

PT Mayora Indah	41,835,900	6,886,808

Total Indonesia		40,818,826

VIETNAM: 0.7%

Vietnam Dairy Products JSC	3,739,910	14,689,871

Total Vietnam		14,689,871

NEW ZEALAND: 0.5%
Xero, Ltd.[c]	100,404	9,852,499

Total New Zealand		9,852,499

TOTAL INVESTMENTS: 100.4%		2,139,223,040
(Cost $1,494,059,595)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.4%)		(8,807,242)

NET ASSETS: 100.0%		$2,130,415,798

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Growth Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $495,493,926, which is 23.26% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS